Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (28,523,232)	$ (3,808,163)	$ (13,822,121)	$ (6,074,134)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	21,962,399		4,581,625	60,000
Issuance of stocks for services	184,008
Depreciation and amortization	682,374	665,743	1,332,393	1,327,482
Loss on extinguishment of debt			2,017,314
Amortization of debt discount	129,278	135,565	53,550	53,550
Amortization of debt discount – warrant feature and OID interest	1,559,510	433,458	984,834	82,872
Change in fair value of warrant liability	(45,094)
Amortization of deferred financing costs	191,590
Non-cash PIK interest	30,393	143,731	344,151	28,255
Loss on sale of asset	(56,215)	(1,906)	(1,906)
Right-of-use assets, net of lease liabilities	(4,001)	2,146	235	12,290
Changes in operating assets and liabilities:
Accounts receivable	25,305	11,825	(21,624)	(28,440)
Inventories	130,880	1,120,416	927,623	1,036,453
Prepaid and other current assets	(1,208,888)	(14,985)	(2,111)	10,401
Accounts payable	(720,214)	567,390	189,706	1,194,423
Employee loan payable, related party				121,739
Contract liabilities		(54,410)	(54,410)	54,410
Net cash used in operating activities	(5,759,482)	(570,882)	(3,483,325)	(1,590,431)
Cash flows from investing activities:
Proceeds from sale of assets		78,000	78,000
Capitalized expenditures	(1,682,684)	(88,368)	(88,369)	(190,390)
Net cash used in investing activities	(1,682,684)	(10,368)	(10,369)	(190,390)
Cash flows from financing activities:
Proceeds from convertible notes payable	10,150,000	1,350,000	2,090,000	2,000,000
Proceeds from issuance of common stock upon exercise of warrants			887,500
Principal payments on financing lease	(598,766)	(597,117)	(712,794)	(568,567)
Proceeds from issuance on equity offerings	1,342,003		3,225,500	791,000
Proceeds from note payable – related party			50,000
Net payments on note payable	(34,689)	(564)	(4,003)
Debt issuance and deferred direct listing costs	(970,000)
Stock issuance costs				(56,000)
Net cash provided by financing activities	9,888,548	752,319	5,536,203	2,166,433
Net change to cash	2,446,382	171,069	2,042,509	385,612
Cash at beginning of year	2,477,122	434,613	434,613	49,001
Cash at end of year	4,923,504	605,682	2,477,122	434,613
Supplemental disclosure of cash flow information:
Cash paid for interest	203,009	262,496	530,700	665,101
Cash paid for taxes
Supplemental non-cash financing activities
Original issue discount on debt	5,465,385
Warrant liabilities recognized as debt discounts	2,592,796
Issuance of common stock for the conversion of convertible notes payables			3,550,000
Issuance of warrants in conjunction with convertible notes payable		586,813	677,374	639,690
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accrued liabilities	330,703	234,508	72,753	283,924
Related Party [Member]
Changes in operating assets and liabilities:
Accrued liabilities	$ (428,278)	$ (6,200)	$ (85,337)	$ 246,344